INVESTMENT SECURITIES (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2012 Non-agency MBSs item	Sep. 30, 2013 Non-agency MBSs Balance of the portfolio	Dec. 31, 2012 Non-agency MBSs Balance of the portfolio	Sep. 30, 2013 Available-for-sale	Sep. 30, 2012 Available-for-sale	Dec. 31, 2012 Available-for-sale	Dec. 31, 2011 Available-for-sale	Dec. 31, 2010 Available-for-sale	Dec. 31, 2010 Held-to-maturity
Analysis of amounts relating to credit losses on debt securities recognized in earnings
Balance at beginning of period													$ 271	$ 930	$ 930	$ 2,143	$ 545	$ 132
Other-than-temporary-impairment not previously recognized														173	173	50	291	98
Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses														27	27	247	1,161	10
Realized losses during the period													(57)	(159)	(180)	(1,510)	(94)
Other-than-temporary impairment previously recognized in securities sold														(679)	(679)
Transfer to available-for-sale																	240	(240)
Balance related to credit losses on debt securities at end of period													214	292	271	930	2,143
Number of securities with an OTTI wherein loss related to credit was recognized in earnings										2
Credit losses recognized in earnings	$ 200	$ 243	$ 50	$ 4	$ 200	$ 200	$ 297	$ 1,560	$ 13,500	$ 200
Average prepayment rate (as a percent)											16.90%	13.70%
Default rate (as a percent)											4.90%	8.00%
Average severity (as a percent)											57.20%	50.40%